Leases (Details) - Schedule of Lease Liabilities - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Balance	€ 95,059	€ 56,743
Lease liability additions		109,506
Lease liability termination		(35,668)
Repayment of Lease liability	(28,553)	(37,036)
Interest expense on lease liabilities	874	1,514
Balance	€ 67,380	€ 95,059